Debt - SG Funding Facility (Details) - USD ($) $ in Thousands		8 Months Ended	12 Months Ended
	Dec. 18, 2023	Aug. 27, 2024	Dec. 31, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding				$ 1,800,000
Principal Amount Outstanding			$ 4,602,317	710,349
SG Funding Facility
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding				1,000,000
Principal Amount Outstanding				250,000
SG Funding Facility | Line of Credit
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding			1,825,000
Borrowing capacity increase			$ 2,000,000
Principal Amount Outstanding				$ 250,000
SG Funding Facility | Line of Credit | Revolving Credit Facility | Secured Overnight Financing Rate (SOFR)
Line of Credit Facility [Line Items]
Interest Rate		2.60%	2.05%
SG Funding Facility | Line of Credit | Revolving Credit Facility | Applicable Benchmark, Collateral Pool, Broadly Syndicated Loans
Line of Credit Facility [Line Items]
Interest Rate	1.90%
SG Funding Facility | Line of Credit | Revolving Credit Facility | Applicable Benchmark, Collateral Pool, Not Broadly Syndicated Loans
Line of Credit Facility [Line Items]
Interest Rate	2.80%